Lease liabilities (Details)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	$ 1,297,001		$ 1,116,827
Lease liabilities, non-current	1,674,194		497,078
Total lease liabilities	$ 2,971,195	$ 2,971,195	$ 1,613,905	$ 1,613,905
Weighted average lessee's incremental borrowing rate	3.25%	3.25%	4.74%	4.74%
Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	$ 1,297,001		$ 1,116,827
Within a period of more than one year but not exceeding two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	915,552		457,711
Within a period of more than two years but not exceeding five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	758,642		39,367
After 12 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total lease liabilities	$ 1,674,194		$ 497,078